Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

28. Revenue

Revenue is comprised of the following:

For the years ended December 31	2022	2021
Revenue from contracts with customers
Streaming and related interests
Silver	$61,051	$68,777
Gold	50,222	42,885
Other	10,301	7,609
Royalty Interests	28,705	31,150
Revenue - other	1,606	—
Total revenues	$151,885	$150,421

Stream and royalty interest revenues were mainly earned from the following mineral interests:

For the years ended December 31	2022	2021
Revenue from contracts with customers
Streaming and related interests
Cerro Lindo	$46,742	$55,140
Northparkes	25,316	26,797
Altan Tsagaan Ovoo	15,503	6,096
RBPlat	13,817	14,564
Renard	9,437	6,903
Buriticá	9,150	7,922
Other	1,609	1,849
	$121,574	$119,271
Royalty Interests
Fosterville	$15,275	$18,570
Young-Davidson	5,602	5,067
Dargues	4,218	3,121
Other	3,610	4,392
	$28,705	$31,150
Revenue from contracts with customers	$150,279	$150,421
Revenue - other	$1,606	$—
Total revenues	$151,885	$150,421